Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION OFICIO CIRCULAR (OFFICIAL BULLETIN) No. 715 OF FEBRUARY 3, 2012:

This appendix forms an integral part of these consolidated financial statements.

a)    Portfolio stratification

•	Trade and other receivables by aging:

	As of December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	47,716,556	457,053,617	2,046,845
Allowance for doubtful accounts	(1,309,684)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(32,774,456)	(39,153,435)	—
Other receivables, gross	60,242,885	—	—	—	—	—	—	—	—	10,353,445	70,596,330	58,480,998
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(10,353,445)	(10,353,445)	—
Total	419,901,153	26,276,061	7,805,361	3,629,840	1,677,284	877,649	1,361,556	894,385	777,678	14,942,100	478,143,067	60,527,843

	As of December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	291,417,828	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	54,604,283	415,039,522	1,917,828
Allowance for doubtful accounts	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(32,270,098)	(34,660,196)	—
Other receivables, gross	26,589,211	—	—	—	—	—	—	—	—	9,213,863	35,803,074	34,264,571
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(9,213,863)	(9,213,863)	—
Total	317,917,277	33,399,262	17,293,165	3,796,047	1,965,584	4,388,548	2,654,063	1,556,493	1,663,913	22,334,185	406,968,537	36,182,399

•	By type of portfolio:

	December 31, 2018						December 31, 2017
	Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio		Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio
	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount
Aging of balances	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$
Current	1,370,536	353,865,825	42,898	9,101,666	1,413,434	362,967,491	1,145,472	288,681,858	52,679	4,653,798	1,198,151	293,335,656
1 to 30 days	390,536	25,894,683	19,304	626,151	409,840	26,520,834	451,929	30,202,328	22,869	3,428,065	474,798	33,630,393
31 to 60 days	83,029	7,864,638	6,649	201,124	89,678	8,065,762	133,114	15,573,493	8,780	1,933,127	141,894	17,506,620
61 to 90 days	14,466	3,827,182	2,014	120,204	16,480	3,947,386	22,305	3,228,258	2,795	767,886	25,100	3,996,144
91 to 120 days	7,515	2,007,221	1,182	89,226	8,697	2,096,447	9,505	1,817,086	1,422	372,319	10,927	2,189,405
121 to 150 days	4,393	1,266,995	892	134,003	5,285	1,400,998	7,118	4,216,619	1,093	348,718	8,211	4,565,337
151 to 180 days	3,007	1,697,721	459	247,970	3,466	1,945,691	5,333	2,526,954	699	334,627	6,032	2,861,581
181 to 210 days	2,805	1,446,409	311	82,080	3,116	1,528,489	10,103	2,127,005	446	343,968	10,549	2,470,973
211 to 250 days	3,237	2,772,883	311	90,619	3,548	2,863,502	3,979	1,599,571	394	197,387	4,373	1,796,958
More than 251 days	20,876	47,255,348	5,769	508,514	26,645	47,763,862	125,590	48,307,224	5,593	6,297,059	131,183	54,604,283
Total	1,900,400	447,898,905	79,789	11,201,557	1,980,189	459,100,462	1,914,448	398,280,396	96,770	18,676,954	2,011,218	416,957,350

b)    Portfolio in default and in legal collection process

	As of December 31,
	2018		2017
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	Customers	ThCh$	Customers	ThCh$
Notes receivable in default	1,876	258,372	1,902	259,560
Notes receivable in legal collection process (*)	2,238	10,450,383	2,744	6,041,670
Total	4,114	10,708,755	4,646	6,301,230

(*)Legal collections are included in the portfolio in arrears.

c)    Provisions and write-offs

	As of December 31,
	2018	2017
Provisions and Write-offs	ThCh$	ThCh$
Provision for non-renegotiated portfolio	2,312,966	7,928,877
Provision for renegotiated portfolio	2,461,643	8,940
Recoveries of the period	3,099	—
Total	4,777,708	7,937,817

d)    Number and value of operations

	December 31, 2018		December 31, 2017
	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation
Number and Value of Operations	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Impairment provisions and recoveries:
Number of operations	7,357	19,810	5,376	46,484
Value of operations, in ThCh$	1,596,443	4,777,708	4,058,212	7,937,817

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)Portfolio stratification

•	Trade receivables by aging:

	December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	206,893,035	1,155,988	1,453,308	708,552	203,487	7,836	39,787	483,751	153,929	6,715,665	217,815,338	21,255
- Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,835,279	205,465,298	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	8,468,985	484,951	1,205,173	567,981	203,263	562	786	440,070	97,883	880,386	12,350,040	21,255
Allowance for impairment	(21,736)	—	—	—	—	—	—	—	—	(1,505,948)	(1,527,684)	—
DISTRIBUTION
Non-renegotiated portfolio	154,074,917	25,364,846	6,612,454	3,238,834	1,892,960	1,393,162	1,905,904	1,044,738	2,709,573	41,000,891	239,238,279	2,025,590
- Mass-market customers	108,952,722	16,661,831	3,571,670	1,427,141	1,076,288	850,571	715,174	531,508	2,195,894	25,496,293	161,479,092	2,000,955
- Large customers	38,529,866	6,924,749	1,662,569	1,225,278	102,522	475	918,487	124,385	164,424	7,945,564	57,598,319	24,635
- Institutional customers	6,592,329	1,778,266	1,378,215	586,415	714,150	542,116	272,243	388,845	349,255	7,559,034	20,160,868	—
Allowance for impairment	(1,287,948)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(31,241,508)	(37,598,751)

Total Gross Portfolio	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	47,716,556	457,053,617	2,046,845
Total allowance for impairment	(1,309,684)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(32,747,456)	(39,126,435)	—
Total Net Portfolio	359,658,268	26,276,061	7,805,361	3,629,840	1,677,284	877,649	1,361,556	894,385	777,678	14,969,100	417,927,182	2,046,845

	December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	186,769,753	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	2,857,223	194,311,533	62,563
- Large customers	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	4,116,040	195,525,065	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	45,285	—	—	—	—	—	—	—	—	—	45,285	62,563
Allowance for impairment	—	—	—	—	—	—	—	—	—	(1,258,817)	(1,258,817)	—
DISTRIBUTION
Non-renegotiated portfolio	104,648,075	30,572,399	17,173,541	3,717,044	2,179,384	4,523,322	2,527,283	2,071,421	1,568,460	50,488,243	219,469,172	1,855,265
- Mass-market customers	84,591,816	22,148,005	10,699,951	2,264,627	1,657,978	1,231,644	918,357	1,700,605	567,152	27,150,498	152,930,633	1,781,421
- Large customers	17,771,942	6,565,888	4,987,871	940,754	168,838	1,809,919	357,379	30,481	7,237	13,628,346	46,268,655	—
- Institutional customers	2,284,317	1,858,506	1,485,719	511,663	352,568	1,481,759	1,251,547	340,335	994,071	9,709,399	20,269,884	73,844
Allowance for impairment	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(31,011,281)	(33,401,379)	—

Total Gross Portfolio	291,417,828	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	54,604,283	415,039,522	1,917,828
Total allowance for impairment	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(32,270,098)	(34,660,196)	—
Total Net Portfolio	291,328,066	33,399,262	17,293,165	3,796,047	1,965,584	4,388,548	2,654,063	1,556,493	1,663,913	22,334,185	380,379,326	1,917,828

Since not all of our commercial databases in our Group’s subsidiaries distinguish whether the final electricity service consumer is a natural or legal person, the main management segmentation used by all the consolidated entities to monitor and follow up on trade receivables is the following:

•	Mass-market customers
•	Large customers
•	Institutional customers
•	By type of portfolio:

	December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	206,862,868	1,155,988	1,453,308	708,552	203,487	7,836	39,787	483,751	153,929	6,715,665	217,785,171	—
- Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,835,279	205,465,298	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	8,438,818	484,951	1,205,173	567,981	203,263	562	786	440,070	97,883	880,386	12,319,873	—
Renegotiated portfolio	30,167	—	—	—	—	—	—	—	—	—	30,167	21,255
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	30,167	—	—	—	—	—	—	—	—	—	30,167	21,255
DISTRIBUTION
Non-renegotiated portfolio	146,934,065	24,738,695	6,411,330	3,118,630	1,803,734	1,259,159	1,657,934	962,658	2,618,954	40,492,377	229,997,536	116,198
- Mass-market customers	101,990,338	16,096,927	3,374,622	1,306,937	987,071	716,568	577,969	449,428	2,105,275	25,035,379	152,640,514	116,198
- Large customers	38,401,049	6,873,601	1,662,570	1,225,278	102,522	475	918,487	124,385	164,424	7,898,789	57,371,580	—
- Institutional customers	6,542,678	1,768,167	1,374,138	586,415	714,141	542,116	161,478	388,845	349,255	7,558,209	19,985,442	—
Renegotiated portfolio	7,140,852	626,151	201,124	120,204	89,226	134,003	247,970	82,080	90,619	508,514	9,240,743	1,909,392
- Mass-market customers	6,962,383	564,903	197,048	120,204	89,217	134,003	137,205	82,080	90,619	460,914	8,838,576	1,884,757
- Large Customers	128,817	51,148	—	—	—	—	—	—	—	46,775	226,740	24,635
- Institutional Customers	49,652	10,100	4,076	—	9	—	110,765	—	—	825	175,427	—

Total Gross Portfolio	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	47,716,556	457,053,617	2,046,845

	December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	4,116,040	195,525,065	—
- Large customers	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	4,116,040	195,525,065	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—	—
Renegotiated portfolio	45,285	—	—	—	—	—	—	—	—	—	45,285	62,563
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	45,285	—	—	—	—	—	—	—	—	—	45,285	62,563
DISTRIBUTION
Non-renegotiated portfolio	101,580,927	27,144,334	15,240,414	2,949,158	1,807,065	4,174,604	2,192,656	1,727,453	1,371,073	44,191,184	202,378,868	376,463
- Mass-market customers	81,786,896	19,120,060	9,323,291	1,705,992	1,285,659	882,926	671,894	1,554,175	423,730	20,987,147	137,741,770	342,063
- Large customers	17,522,970	6,565,888	4,590,254	940,754	168,838	1,809,919	357,379	30,481	7,237	13,521,914	45,515,634	—
- Institutional customers	2,271,061	1,458,386	1,326,869	302,412	352,568	1,481,759	1,163,383	142,797	940,106	9,682,123	19,121,464	34,400
Renegotiated portfolio	3,067,148	3,428,065	1,933,127	767,886	372,319	348,718	334,627	343,968	197,387	6,297,059	17,090,304	1,478,802
- Mass-market customers	2,804,920	3,027,945	1,376,659	558,635	372,319	348,718	246,463	146,430	143,422	6,163,350	15,188,861	1,439,358
- Large Customers	248,972	—	397,617	—	—	—	—	—	—	106,433	753,022	—
- Institutional Customers	13,256	400,120	158,851	209,251	—	—	88,164	197,538	53,965	27,276	1,148,421	39,444

Total Gross Portfolio	291,372,543	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	54,604,283	415,039,522	1,917,828

APPENDIX 2.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY:

This appendix forms an integral part of these consolidated financial statements.

	12-31-2018		12-31-2017
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related companies	—	—	5,518,711	466,031
Trade and other current receivables	209,288,934	46,336,070	177,886,960	48,122,678
Total Estimated Assets	209,288,934	46,336,070	183,405,671	48,588,709
Current accounts payable to related companies	—	—	21,818,299	177,839
Trade and other current payables	106,633,306	37,530,511	120,451,406	47,893,119
Total Estimated Liabilities	106,633,306	37,530,511	142,269,705	48,070,958

	12-31-2018		12-31-2017		12-31-2016
	Energy and Capacity	Tolls	Energy and Capacity	Tolls	Energy and Tolls	Capacity
INCOME STATEMENT	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	209,288,934	46,336,070	183,405,671	48,588,709	169,424,364	23,297,996
Energy Purchases	106,633,306	37,530,511	142,269,706	48,070,958	98,884,837	42,763,819